STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 4.1%
16,738	HEICO Corporation, Class A	$ 2,178,451

	CAPITAL MARKETS - 8.4%
13,167	S&P Global, Inc.	4,492,580

	COMMERCIAL SUPPORT SERVICES - 4.5%
31,050	Casella Waste Systems, Inc., Class A(a)	2,416,311

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
3,641	MSCI, Inc.	1,901,148

	E-COMMERCE DISCRETIONARY - 4.6%
26,165	Amazon.com, Inc.(a)	2,465,528

	HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
7,197	IDEXX Laboratories, Inc.(a)	3,405,908

	HEALTH CARE TECHNOLOGY - 4.7%
15,053	Veeva Systems, Inc., Class A(a)	2,493,680

	INTERNET MEDIA & SERVICES - 4.3%
25,549	Alphabet, Inc., Class C(a)	2,307,075

	IT SERVICES - 15.1%
10,664	Mastercard, Inc., Class A	3,788,813
26,653	Okta, Inc.(a)	1,900,092
58,968	Shopify, Inc., Class A(a)	2,425,944
		8,114,849
	PROFESSIONAL SERVICES - 8.4%
64,008	CoStar Group, Inc.(a)	4,522,805

	ROAD & RAIL - 3.0%
4,790	Old Dominion Freight Line, Inc.	1,625,055

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 23.1%
13,485	Atlassian Corp plc, Class A(a)	$ 2,215,990
6,570	HubSpot, Inc.(a)	2,541,671
9,662	Microsoft Corporation	2,409,896
4,900	ServiceNow, Inc.(a)	2,117,633
27,782	Unity Software, Inc.(a)	845,684
11,970	Workday, Inc., Class A(a)	2,220,076
		12,350,950
	TECHNOLOGY SERVICES - 9.5%
360,867	Adyen N.V. - ADR(a)	5,117,094

	TOTAL COMMON STOCKS (Cost $66,956,026)	53,391,434

	TOTAL INVESTMENTS - 99.6% (Cost $66,956,026)	$ 53,391,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	197,227
	NET ASSETS - 100.0%	$ 53,588,661

ADR	- American Depositary Receipt
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 3.8%
1,864	General Dynamics Corporation	$ 424,824
7,468	Hexcel Corporation	544,791
2,068	Huntington Ingalls Industries, Inc.	445,034
2,710	Lockheed Martin Corporation	1,285,245
12,216	Spirit AeroSystems Holdings, Inc., Class A	417,543
4,414	Woodward, Inc.	436,986
		3,554,423
	ASSET MANAGEMENT - 3.8%
1,441	Ameriprise Financial, Inc.	494,076
7,797	Apollo Global Management, Inc.	552,807
18,634	Charles Schwab Corporation (The)	1,451,961
5,311	Raymond James Financial, Inc.	576,031
7,131	Stifel Financial Corporation	476,565
		3,551,440
	BANKING - 3.4%
18,694	Fifth Third Bancorp	678,592
53,208	KeyCorporation	973,175
5,020	PNC Financial Services Group, Inc. (The)	792,758
14,779	US Bancorp	705,402
		3,149,927
	BIOTECH & PHARMA - 8.1%
3,303	Amgen, Inc.	765,173
16,458	AstraZeneca plc - ADR	1,072,733
4,972	Eli Lilly and Company	1,547,386
11,395	Gilead Sciences, Inc.	917,639
17,492	Merck & Company, Inc.	1,858,350
11,459	Organon & Company	280,631
850	Regeneron Pharmaceuticals, Inc.(a)	646,357
1,919	Vertex Pharmaceuticals, Inc.(a)	557,067
		7,645,336
	CHEMICALS - 1.5%
2,205	Albemarle Corporation	560,754
2,887	Eastman Chemical Company	245,972

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	CHEMICALS - 1.5% (Continued)
5,772	International Flavors & Fragrances, Inc.	$ 537,950
		1,344,676
	COMMERCIAL SUPPORT SERVICES - 1.0%
5,274	Republic Services, Inc.	679,976
5,942	Stericycle, Inc.(a)	283,315
		963,291
	CONSTRUCTION MATERIALS - 0.4%
3,477	Owens Corning	340,016

	CONTAINERS & PACKAGING - 0.7%
2,205	Packaging Corp of America	301,468
8,149	Sealed Air Corporation	396,204
		697,672
	DIVERSIFIED INDUSTRIALS - 0.8%
2,546	Dover Corporation	381,645
4,184	Emerson Electric Company	346,059
		727,704
	ELECTRIC UTILITIES - 5.1%
15,823	American Electric Power Company, Inc.	1,391,949
6,734	Consolidated Edison, Inc.	601,683
7,462	Eversource Energy	562,336
46,219	Exelon Corporation	1,866,786
3,906	WEC Energy Group, Inc.	346,306
		4,769,060
	ELECTRICAL EQUIPMENT - 1.9%
14,049	Carrier Global Corporation	632,627
3,953	Keysight Technologies, Inc.(a)	632,322
10,849	Sensata Technologies Holding plc	548,742
		1,813,691
	ENTERTAINMENT CONTENT - 0.5%
5,772	Activision Blizzard, Inc.	440,115

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	FOOD - 1.5%
6,072	Hershey Company (The)	$ 1,447,079

	GAS & WATER UTILITIES - 1.3%
3,833	American Water Works Company, Inc.	538,077
6,244	Atmos Energy Corporation	704,385
		1,242,462
	HEALTH CARE FACILITIES & SERVICES - 9.8%
2,374	AmerisourceBergen Corporation	369,299
7,188	Catalent, Inc.(a)	490,365
3,191	Cigna Group (The)	932,091
2,991	Elevance Health, Inc.	1,404,783
8,828	Henry Schein, Inc.(a)	691,321
2,849	Humana, Inc.	1,410,312
1,357	Laboratory Corp of America Holdings	324,812
4,229	Quest Diagnostics, Inc.	585,124
5,625	Syneos Health, Inc.(a)	226,238
5,537	UnitedHealth Group, Inc.	2,635,280
		9,069,625
	HOME & OFFICE PRODUCTS - 0.6%
6,523	Scotts Miracle-Gro Company (The)	538,148

	HOME CONSTRUCTION - 1.1%
4,735	DR Horton, Inc.	437,893
10,755	Masco Corporation	563,884
		1,001,777
	HOUSEHOLD PRODUCTS - 1.5%
5,366	Colgate-Palmolive Company	393,328
7,426	Procter & Gamble Company (The)	1,021,520
		1,414,848
	INDUSTRIAL INTERMEDIATE PROD - 0.4%
1,295	Valmont Industries, Inc.	410,942

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.3%
2,545	United Rentals, Inc. (a)	$ 1,192,409

	INFRASTRUCTURE REIT - 0.6%
2,074	Crown Castle, Inc.	271,176
1,186	SBA Communications Corporation, A	307,589
		578,765
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
4,755	Houlihan Lokey, Inc.	455,054
4,755	Intercontinental Exchange, Inc.	484,059
7,897	Morgan Stanley	762,060
		1,701,173
	INSURANCE - 4.8%
3,795	Berkshire Hathaway, Inc., Class B (a)	1,158,159
11,677	MetLife, Inc.	837,591
5,262	Progressive Corporation (The)	755,202
3,691	Reinsurance Group of America, Inc.	533,239
2,376	RenaissanceRe Holdings Ltd.	510,602
16,253	Unum Group	724,071
		4,518,864
	LEISURE FACILITIES & SERVICES - 0.6%
4,069	Darden Restaurants, Inc.	581,826

	MACHINERY - 0.9%
822	Deere & Company	344,615
1,865	Snap-on, Inc.	463,788
		808,403
	MEDICAL EQUIPMENT & DEVICES - 4.0%
4,074	Agilent Technologies, Inc.	578,386
993	Bio-Rad Laboratories, Inc., Class A(a)	474,495
8,672	DENTSPLY SIRONA, Inc.	330,143
8,741	Hologic, Inc.(a)	696,133
3,954	Stryker Corporation	1,039,427
5,417	Zimmer Biomet Holdings, Inc.	671,004
		3,789,588

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	METALS & MINING - 0.6%
3,819	Arch Resources, Inc.	$ 600,920

	OFFICE REIT - 0.7%
2,475	Alexandria Real Estate Equities, Inc.	370,706
4,629	Boston Properties, Inc.	303,107
		673,813
	OIL & GAS PRODUCERS - 4.8%
18,616	Coterra Energy, Inc.	464,842
22,736	Exxon Mobil Corporation	2,498,913
6,559	Murphy Oil Corporation	255,932
8,739	Occidental Petroleum Corporation	511,756
11,462	TotalEnergies S.E. - ADR	709,612
		4,441,055
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
10,012	ChampionX Corporation	306,067
6,229	Helmerich & Payne, Inc.	262,116
25,007	Schlumberger Ltd	1,330,623
		1,898,806
	REAL ESTATE INVESTMENT TRUSTS - 0.5%
15,398	Americold Realty Trust, Inc.	452,701

	REAL ESTATE SERVICES - 0.7%
7,811	CBRE Group, Inc., Class A(a)	665,029

	RETAIL - CONSUMER STAPLES - 2.8%
17,286	Sprouts Farmers Market, Inc.(a)	523,593
1,986	Target Corporation	334,641
12,461	Walmart, Inc.	1,771,082
		2,629,316
	RETAIL - DISCRETIONARY - 1.3%
444	O'Reilly Automotive, Inc.(a)	368,564
12,187	TJX Companies, Inc. (The)	933,525
		1,302,089

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	RETAIL REIT - 0.7%
29,550	Kimco Realty Corporation	$ 609,025

	SEMICONDUCTORS - 2.0%
2,887	Applied Materials, Inc.	335,325
6,326	Entegris, Inc.	539,165
8,654	Micron Technology, Inc.	500,374
4,245	Skyworks Solutions, Inc.	473,615
		1,848,479
	SOFTWARE - 3.8%
9,547	Akamai Technologies, Inc.(a)	693,112
1,864	ANSYS, Inc.(a)	565,929
5,982	Black Knight, Inc.(a)	356,527
10,008	Oracle Corporation	874,699
1,695	Synopsys, Inc.(a)	616,573
4,618	VMware, Inc., Class A(a)	508,580
		3,615,420
	SPECIALTY FINANCE - 1.8%
10,632	Air Lease Corporation	460,153
5,193	American Express Company	903,530
3,226	GATX Corporation	351,924
		1,715,607
	SPECIALTY REIT - 0.5%
13,787	Hannon Armstrong Sustainable Infrastructure	433,049

	STEEL - 0.5%
3,976	Steel Dynamics, Inc.	501,413

	TECHNOLOGY HARDWARE - 1.1%
3,600	Arrow Electronics, Inc.(a)	424,764
6,875	Ciena Corporation(a)	331,513
5,479	Lumentum Holdings, Inc.(a)	294,825
		1,051,102
	TECHNOLOGY SERVICES - 2.6%
2,374	Broadridge Financial Solutions, Inc.	334,212

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	TECHNOLOGY SERVICES - 2.6% (Continued)
4,153	Fidelity National Information Services, Inc.	$ 263,176
3,716	Global Payments, Inc.	416,935
6,413	Visa, Inc., Class A	1,410,475
		2,424,798
	TELECOMMUNICATIONS - 1.1%
27,420	Verizon Communications, Inc.	1,064,170

	TIMBER REIT - 0.3%
9,923	Weyerhaeuser Company	310,094

	TOBACCO & CANNABIS - 3.5%
32,131	Altria Group, Inc.	1,491,842
17,708	Philip Morris International, Inc.	1,722,989
		3,214,831
	TRANSPORTATION & LOGISTICS - 0.7%
12,566	CSX Corporation	383,137
1,679	United Parcel Service, Inc., Class B	306,401
		689,538
	TRANSPORTATION EQUIPMENT - 2.0%
4,782	Cummins, Inc.	1,162,409
6,570	Westinghouse Air Brake Technologies Corporation	685,448
		1,847,857
	WHOLESALE - CONSUMER STAPLES - 0.4%
4,755	Sysco Corporation	354,580

	WHOLESALE - DISCRETIONARY - 0.4%
6,196	LKQ Corporation	354,969

	TOTAL COMMON STOCKS (Cost $89,910,735)	89,991,921

	TOTAL INVESTMENTS - 96.0% (Cost $89,910,735)	$ 89,991,921
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	3,752,243
	NET ASSETS - 100.0%	$ 93,744,164

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.